Convertible Notes Payable (Details Textual) - USD ($)	1 Months Ended
	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015
Convertible Notes Payable
Convertible Notes Payable [Line Items]
Debt instrument, interest rate, stated percentage		8.00%
Debt conversion, converted instrument, amount	$ 4,275,172
Debt instrument convertible number of common stock	3,111,126
Debt Instrument, Face Amount		$ 60,000	$ 60,000
2013 Notes
Convertible Notes Payable [Line Items]
Debt conversion, converted instrument, amount	$ 2,703,000
Debt instrument convertible number of common stock	2,186,838